Shareholders' capital (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Schedule of Number of Common Shares
Number of common shares

	Six months ended June 30
	2023	2022
Common shares, beginning of period	683,614,803	671,960,276
Dividend reinvestment plan	4,370,289	3,014,264
Exercise of share-based awards (b)	772,591	673,852
Conversion of convertible debentures	1,415	754
Common shares, end of period	688,759,098	675,649,146

Schedule of Fair Value of Share Options Granted
The following assumptions were used in determining the fair value of share options granted:

2023
Risk-free interest rate	3.4%
Expected volatility	27%
Expected dividend yield	8.6%
Expected life	5.50 years
Weighted average grant date fair value per option	C$1.04